CUSTOMER FINANCING - Disclosure of Long Term Customer Financing Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure Of Customer Financing [Abstract]
2027	$ 0.5
2028	0.5
2029	6.6
Total	$ 7.6